Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate	A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:
	For the years ended September 30,
	2021	2022	2023
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(25.0)%	(25.0)%	(23.1)%
Effect of change in valuation allowance	0.0%	0.0%	(2.0)%
	0.0%	0.0%	0.0%

Schedule of Principal Components of Deferred Income Tax Assets	The principal components of the Group’s deferred income tax assets as of September 30, 2022 and 2023 are as follows:
	As of September 30,
	2022	2023
Deferred tax assets:
Net losses carry forwards	—	548
Valuation allowance	—	(548)
	—	—

Schedule of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:
Balance as of September 30, 2022	—
Addition	548
Write off	(548)
Balance as of September 30, 2023	—